RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2019
Retained earnings [member]
RETAINED PROFITS (Tables) [Line Items]
Disclosure Of Retained Earnings [text block]
	2019	2018[1]	2017[1]
	£m	£m	£m
At 31 December 2017		4,905
Adjustment on adoption of IFRS 9 and IFRS 15		(929)
At 1 January	5,389	3,976	3,250
Profit for the year	2,925	4,408	3,909
Dividends paid[2]	(2,312)	(2,240)	(2,284)
Issue costs of other equity instruments (net of tax) (note 44)	(3)	(5)	–
Distributions on other equity instruments	(466)	(433)	(415)
Share buyback programmes (note 42)	(1,095)	(1,005)	–
Realised gains and losses on equity shares held at fair value through other comprehensive income	(2)	(129)
Post-retirement defined benefit scheme remeasurements	(1,117)	120	482
Share of other comprehensive income of associates and joint ventures	–	8	–
Gains and losses attributable to own credit risk (net of tax)[3]	(306)	389	(40)
Movement in treasury shares	(3)	40	(411)
Value of employee services:
Share option schemes	71	53	82
Other employee award schemes	165	207	332
At 31 December	3,246	5,389	4,905
1	Restated, see note 1.

2	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association in 2017.

3	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million net of tax, had been recognised directly in retained profits.